Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	KMB TSR ($)	S&P 500 Consumer Staples Index TSR ($)	Net Income ($ Millions)	Annual Organic Sales Growth %
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	16,528,052	20,793,207	5,103,079	5,909,333	101.25	131.24	$1,764	4.7%
2022	14,555,561	23,441,071	5,504,660	7,301,881	108.96	130.57	$1,934	7.2%
2021	12,009,162	3,318,480	4,589,273	2,631,289	110.71	131.38	$1,814	(1.0)%
2020	13,465,320	21,472,501	5,323,497	7,005,404	100.95	110.75	$2,352	5.8%

Company Selected Measure Name	annual organic sales growth
Named Executive Officers, Footnote
Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mike Hsu, for the respective years shown.
Column (d). The following non-CEO named executive officers are included in the average figures shown:

2020:	Maria Henry, Russell Torres, Kimberly Underhill, Sandi Karrmann, Achal Agarwal
2021:	Maria Henry, Russell Torres, Kimberly Underhill, Jeffrey Melucci, Gonzalo Uribe
2022:	Maria Henry, Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta
2023:	Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta

Peer Group Issuers, Footnote
Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Consumer Staples Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 16,528,052	$ 14,555,561	$ 12,009,162	$ 13,465,320
PEO Actually Paid Compensation Amount	$ 20,793,207	23,441,071	3,318,480	21,472,501
Adjustment To PEO Compensation, Footnote
Column (c). “Compensation actually paid” to our CEO in 2023 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during 2023. For information regarding the decisions made by our Management Development and Compensation Committee in regards to the CEO’s compensation for 2023, please see “Compensation Discussion & Analysis” above.

Year	2023
CEO	M. Hsu
SCT Total Compensation ($)	16,528,052
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,799,903)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	12,153,442
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,949,781
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	961,835
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	20,793,207

Non-PEO NEO Average Total Compensation Amount	$ 5,103,079	5,504,660	4,589,273	5,323,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,909,333	7,301,881	2,631,289	7,005,404
Adjustment to Non-PEO NEO Compensation Footnote
Column (e). Average “compensation actually paid” for our non-CEO NEOs in 2023 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during 2023. For information regarding the decisions made by our Management Development and Compensation Committee in regards to the non-CEO NEOs' compensation for 2023, please see “Compensation Discussion and Analysis” above.

Year	2023 Average
Non-CEO NEOs ($)	See Column (d) note
SCT Total Compensation ($)	5,103,079
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,725,036)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,066,565
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	241,011
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	223,714
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	5,909,333

Equity Valuation Assumption Difference, Footnote
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.
	Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. KMB and Peer Group TSR Fiscal Year

KMB CEO	Avg. Other KMB NEOs	KMB TSR	S&P 500 Consumer Staples Index

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. KMB Net Income Fiscal Year

KMB CEO	Avg. Other KMB NEOs	KMB Net Income

Compensation Actually Paid vs. Company Selected Measure	Fiscal Year

KMB CEO	Avg. Other KMB NEOs	KMB Organic Sales Growth

Tabular List, Table

Measure	Nature	Explanation

Organic sales growth	Financial measure	Sales growth generated from within the company and excluding the impact of currency changes, business exits, and acquisition/divestiture activity.

Modified free cash flow	Financial measure
A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Adjusted EPS	Financial measure
A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Brand equity and market performance	Non-financial measure	Increasing market share in select markets.

Inclusion, equity, and diversity	Non-financial measure	Seeking to make progress towards an inclusive and diverse workforce that encompasses the wide variety of diverse experiences and perspectives reflected in the consumers we serve

Total Shareholder Return Amount	$ 101.25	108.96	110.71	100.95
Peer Group Total Shareholder Return Amount	131.24	130.57	131.38	110.75
Net Income (Loss)	$ 1,764,000,000	$ 1,934,000,000	$ 1,814,000,000	$ 2,352,000,000
Company Selected Measure Amount	0.047	0.072	(0.010)	0.058
PEO Name	Mike Hsu
Additional 402(v) Disclosure
Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Kimberly-Clark for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
Column (h). Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Column (i). Company-selected Measure is annual organic sales growth which is described below.

Measure:: 1
Pay vs Performance Disclosure
Name	Organic sales growth
Non-GAAP Measure Description	Sales growth generated from within the company and excluding the impact of currency changes, business exits, and acquisition/divestiture activity.
Measure:: 2
Pay vs Performance Disclosure
Name	Modified free cash flow
Non-GAAP Measure Description
A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Measure:: 4
Pay vs Performance Disclosure
Name	Brand equity andmarket performance
Non-GAAP Measure Description	Increasing market share in select markets.
Measure:: 5
Pay vs Performance Disclosure
Name	Inclusion, equity,and diversity
Non-GAAP Measure Description	Seeking to make progress towards an inclusive and diverse workforce that encompasses the wide variety of diverse experiences and perspectives reflected in the consumers we serve
PEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,799,903)
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,153,442
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,949,781
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	961,835
PEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pensions Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,725,036)
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,066,565
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,011
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,714
Non-PEO NEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pensions Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0